Transamerica JPMorgan Asset Allocation - Conservative VP

SCHEDULE OF INVESTMENTS
At September 30, 2024
(unaudited)

	Shares	Value
INVESTMENT COMPANIES - 98.2%
International Alternative Fund - 1.1%
Transamerica Unconstrained Bond (A)	1,004,172	$ 8,957,211
International Equity Funds - 7.9%
Transamerica BlackRock Real Estate Securities VP (A)	1,603,159	16,993,493
Transamerica Emerging Markets Opportunities (A)	215,951	1,844,220
Transamerica International Equity (A)	831,616	18,794,526
Transamerica International Focus (A)	720,700	6,068,292
Transamerica International Small Cap Value (A)	1,274,225	20,680,670
		64,381,201
International Mixed Allocation Fund - 23.4%
Transamerica Aegon Bond VP (A)	19,655,829	191,251,214
U.S. Equity Funds - 26.5%
Transamerica Janus Mid-Cap Growth VP (A)	3,076	102,334
Transamerica JPMorgan Enhanced Index VP (A)	1,385,249	38,994,758
Transamerica Large Cap Value (A)	4,187,604	62,814,066
Transamerica Mid Cap Growth (A)(B)	12,630	128,446
Transamerica Mid Cap Value Opportunities (A)	859	10,209
Transamerica Small Cap Value (A)	54,629	345,803
Transamerica T. Rowe Price Small Cap VP (A)	19,756	251,295
Transamerica WMC US Growth VP (A)	2,838,109	113,609,506
		216,256,417
U.S. Fixed Income Funds - 39.3%
Transamerica Core Bond (A)	22,879,654	201,798,547
	Shares	Value
INVESTMENT COMPANIES (continued)
U.S. Fixed Income Funds (continued)
Transamerica Floating Rate (A)	969,056	$ 8,740,892
Transamerica High Yield Bond (A)	7,729,476	64,154,651
Transamerica Long Credit (A)	4,569,658	45,833,669
		320,527,759
Total Investment Companies (Cost $768,591,479)		801,373,802

	Principal	Value
U.S. GOVERNMENT OBLIGATION - 1.0%
U.S. Treasury - 1.0%
U.S. Treasury Notes
4.13%, 01/31/2025 (C)	$ 8,514,400	8,500,098
Total U.S. Government Obligation (Cost $8,484,989)		8,500,098
REPURCHASE AGREEMENT - 0.7%
Fixed Income Clearing Corp., 2.10% (D), dated 09/30/2024, to be repurchased at $5,477,937 on 10/01/2024. Collateralized by a U.S. Government Obligation, 0.75%, due 04/30/2026, and with a value of $5,587,246.	5,477,618	5,477,618
Total Repurchase Agreement (Cost $5,477,618)		5,477,618
Total Investments (Cost $782,554,086)		815,351,518
Net Other Assets (Liabilities) - 0.1%		542,666
Net Assets - 100.0%		$ 815,894,184
FUTURES CONTRACTS:

Long Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation	Unrealized Depreciation
2-Year U.S. Treasury Notes	169	12/31/2024	$35,232,869	$35,192,930	$—	$(39,939)
5-Year U.S. Treasury Notes	822	12/31/2024	89,984,956	90,323,672	338,716	—
10-Year Canada Government Bonds	374	12/18/2024	34,427,901	34,569,662	141,761	—
CAD Currency	82	12/17/2024	6,058,782	6,075,380	16,598	—
CHF Currency	44	12/16/2024	6,555,516	6,550,775	—	(4,741)
E-Mini Russell 2000® Index	97	12/20/2024	10,701,067	10,908,620	207,553	—
Hong Kong Hang Seng Index	135	10/30/2024	17,588,912	18,475,594	886,682	—
JPY Currency	172	12/16/2024	15,494,421	15,115,575	—	(378,846)
MSCI EAFE Index	163	12/20/2024	19,886,815	20,275,570	388,755	—
MSCI Emerging Markets Index	676	12/20/2024	38,322,647	39,637,260	1,314,613	—
S&P/TSX 60 Index	31	12/19/2024	6,519,567	6,621,524	101,957	—
TOPIX Index	45	12/12/2024	8,534,137	8,289,268	—	(244,869)
Total					$3,396,635	$(668,395)

Short Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation	Unrealized Depreciation
10-Year U.S. Treasury Notes	(240)	12/19/2024	$(27,473,871)	$(27,427,500)	$46,371	$—
10-Year U.S. Treasury Ultra Notes	(489)	12/19/2024	(57,836,583)	(57,847,172)	—	(10,589)
EUR Currency	(180)	12/16/2024	(25,069,427)	(25,124,625)	—	(55,198)
Transamerica Series Trust

Transamerica JPMorgan Asset Allocation - Conservative VP

SCHEDULE OF INVESTMENTS (continued)
At September 30, 2024
(unaudited)
FUTURES CONTRACTS (continued):

Short Futures Contracts (continued)
Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation	Unrealized Depreciation
FTSE 100 Index	(78)	12/20/2024	$(8,701,048)	$(8,643,423)	$57,625	$—
GBP Currency	(38)	12/16/2024	(3,122,547)	(3,176,325)	—	(53,778)
S&P 500® E-Mini Index	(24)	12/20/2024	(6,828,239)	(6,977,100)	—	(148,861)
S&P/ASX 200 Index	(58)	12/19/2024	(8,238,560)	(8,326,414)	—	(87,854)
U.S. Treasury Ultra Bonds	(62)	12/19/2024	(8,386,333)	(8,251,813)	134,520	—
Total					$238,516	$(356,280)
Total Futures Contracts					$3,635,151	$(1,024,675)
INVESTMENT VALUATION:

Valuation Inputs (E)
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Investment Companies	$801,373,802	$—	$—	$801,373,802
U.S. Government Obligation	—	8,500,098	—	8,500,098
Repurchase Agreement	—	5,477,618	—	5,477,618
Total Investments	$801,373,802	$13,977,716	$—	$815,351,518
Other Financial Instruments
Futures Contracts (F)	$3,635,151	$—	$—	$3,635,151
Total Other Financial Instruments	$3,635,151	$—	$—	$3,635,151
LIABILITIES
Other Financial Instruments
Futures Contracts (F)	$(1,024,675)	$—	$—	$(1,024,675)
Total Other Financial Instruments	$(1,024,675)	$—	$—	$(1,024,675)
FOOTNOTES TO SCHEDULE OF INVESTMENTS:
(A)
Affiliated investment in the Class I2 shares of funds within Transamerica Funds, and/or affiliated investment in the Initial Class shares of funds within
Transamerica Series Trust. The Portfolio's transactions and earnings from these underlying funds are as follows:

Affiliated Investments	Value December 31, 2023	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value September 30, 2024	Shares as of September 30, 2024	Dividend Income	Net Capital Gain Distributions
Transamerica Aegon Bond VP	$188,066,796	$7,793,061	$(5,752,390)	$(868,130)	$2,011,877	$191,251,214	19,655,829	$7,793,061	$—
Transamerica BlackRock Real Estate Securities VP	2,265,667	14,180,908	—	—	546,918	16,993,493	1,603,159	336,508	—
Transamerica Core Bond	269,436,871	7,597,166	(76,457,959)	(14,927,811)	16,150,280	201,798,547	22,879,654	7,597,166	—
Transamerica Emerging Markets Opportunities	10,624,663	—	(9,556,500)	(3,405,650)	4,181,707	1,844,220	215,951	—	—
Transamerica Floating Rate	8,236,632	541,856	—	—	(37,596)	8,740,892	969,056	541,856	—
Transamerica High Yield Bond	67,270,065	3,205,348	(7,788,260)	(306,389)	1,773,887	64,154,651	7,729,476	3,205,348	—
Transamerica International Equity	10,972,697	8,632,200	(2,072,246)	354,218	907,657	18,794,526	831,616	—	—
Transamerica International Focus	15,696,962	12,561,960	(22,581,734)	311,204	79,900	6,068,292	720,700	—	—
Transamerica International Small Cap Value	13,429,994	5,132,600	—	—	2,118,076	20,680,670	1,274,225	—	—
Transamerica Janus Mid- Cap Growth VP	12,311,291	5,854	(12,733,466)	(1,647,824)	2,166,479	102,334	3,076	187	5,666
Transamerica Series Trust

Transamerica JPMorgan Asset Allocation - Conservative VP

SCHEDULE OF INVESTMENTS (continued)
At September 30, 2024
(unaudited)
FOOTNOTES TO SCHEDULE OF INVESTMENTS (continued):
Affiliated Investments	Value December 31, 2023	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value September 30, 2024	Shares as of September 30, 2024	Dividend Income	Net Capital Gain Distributions
Transamerica JPMorgan Enhanced Index VP	$27,132,089	$6,958,754	$—	$—	$4,903,915	$38,994,758	1,385,249	$296,979	$1,150,076
Transamerica Large Cap Value	57,850,139	8,716,821	(12,556,080)	656,859	8,146,327	62,814,066	4,187,604	476,521	—
Transamerica Long Credit	35,498,303	10,050,269	—	—	285,097	45,833,669	4,569,658	1,634,356	—
Transamerica Mid Cap Growth	16,447,839	—	(16,903,138)	(1,949,354)	2,533,099	128,446	12,630	—	—
Transamerica Mid Cap Value Opportunities	4,788,747	—	(4,840,774)	91,458	(29,222)	10,209	859	—	—
Transamerica Small Cap Value	307,016	—	—	—	38,787	345,803	54,629	—	—
Transamerica T. Rowe Price Small Cap VP	217,212	8,582	—	—	25,501	251,295	19,756	—	8,582
Transamerica TSW Mid Cap Value Opportunities VP	2,202,168	—	(2,268,316)	11,449	54,699	—	—	—	—
Transamerica Unconstrained Bond	25,792,394	913,572	(17,589,104)	65,304	(224,955)	8,957,211	1,004,172	913,571	—
Transamerica WMC US Growth VP	72,248,316	39,502,665	(7,452,200)	(1,041,000)	10,351,725	113,609,506	2,838,109	138,690	10,427,945
Total	$840,795,861	$125,801,616	$(198,552,167)	$(22,655,666)	$55,984,158	$801,373,802	69,955,408	$22,934,243	$11,592,269

(B)	Non-income producing security.
(C)	All or a portion of the security has been segregated by the custodian as collateral to cover margin requirements for open futures contracts. The total value of the securities is $8,500,098.
(D)	Rate disclosed reflects the yield at September 30, 2024.
(E)
There were no transfers in or out of Level 3 during the period ended September 30, 2024. Please reference the Investment Valuation section of the
Notes to Schedule of Investments for more information regarding investment valuation and pricing inputs.

(F)	Derivative instruments are valued at unrealized appreciation (depreciation).
CURRENCY ABBREVIATION(S):
CAD	Canadian Dollar
CHF	Swiss Franc
EUR	Euro
GBP	British Pound
JPY	Japanese Yen
PORTFOLIO ABBREVIATION(S):
EAFE	Europe, Australasia and Far East
FTSE	Financial Times Stock Exchange
TOPIX	Tokyo Price Index
TSX	Toronto Stock Exchange
Transamerica Series Trust

Transamerica JPMorgan Asset Allocation - Conservative VP

NOTES TO SCHEDULE OF INVESTMENTS
At September 30, 2024
(unaudited)
INVESTMENT VALUATION
Transamerica JPMorgan Asset Allocation - Conservative VP (the "Portfolio") is a series of the Transamerica Series Trust.
Transamerica Asset Management, Inc. (“TAM”) has been designated as the Portfolio's valuation designee pursuant to Rule 2a-5 under the Investment Company Act of 1940, as amended, with responsibility for fair valuation subject to oversight by the Portfolio's Board of Trustees. The net asset value of the Portfolio is computed as of the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.
TAM utilizes various methods to measure the fair value of its investments on a recurring basis. Generally Accepted Accounting Principles in the United States of America establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels ("Levels") of inputs of the fair value hierarchy are defined as follows:
Level 1—Unadjusted quoted prices in active markets for identical securities.
Level 2—Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.
Level 3—Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include TAM's own assumptions used in determining the fair value of the Portfolio's investments and derivative instruments.
The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using Net Asset Value (“NAV”) per share, or its equivalent, using the "practical expedient" have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Portfolio's investments at September 30, 2024, is disclosed within the Investment Valuation section of the Schedule of Investments.
The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material.
Fair value measurements: Descriptions of the valuation techniques applied to the Portfolio's significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:
Investment companies: Certain investment companies are valued at the NAV as the practical expedient. These investment companies are not included within the fair value hierarchy. Certain other investment companies are valued at the actively traded NAV and no valuation adjustments are applied. These investment companies are categorized in Level 1 of the fair value hierarchy.
U.S. government obligations: U.S. government obligations are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued by principally using dealer quotations. U.S. government obligations generally are categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.
Repurchase agreements: Repurchase agreements are valued at cost, which approximates fair value. To the extent the inputs are observable and timely, the values are generally categorized in Level 2 of the fair value hierarchy.
Derivative instruments: Centrally cleared or listed derivatives that are actively traded are valued based on quoted prices from the exchange and are categorized in Level 1 of the fair value hierarchy. Over-the-counter ("OTC") derivative contracts include forward, swap, swaption, and option contracts related to interest rates, foreign currencies, credit standing of reference entities, equity prices, or commodity prices.
Transamerica Series Trust

Transamerica JPMorgan Asset Allocation - Conservative VP

NOTES TO SCHEDULE OF INVESTMENTS (continued)
At September 30, 2024
(unaudited)
Depending on the product and the terms of the transaction, the fair value of the OTC derivative products are modeled taking into account the counterparties' creditworthiness and using a series of techniques, including simulation models. Many pricing models do not entail material subjectivity because the methodologies employed do not necessitate significant judgments and the pricing inputs are observed from actively quoted markets, as is the case of interest rate swap and option contracts. The majority of OTC derivative products valued by the Portfolio using pricing models fall into this category and are categorized within Level 2 of the fair value hierarchy or Level 3 if inputs are unobservable.
Transamerica Series Trust